UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

FORM 13F

FORM 13F COVER PAGE

Report for the Calender Year Ended December 31, 2010
This is not an Amendment

Institutional Investment Manager Filing this Report:

Name: Quantum Capital Management, LLC.

Address: 105 East Mill Road
         Northfield, NJ 08225

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit, that all informations contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hughes
Title:  President
Phone:  609-677-4949

Signature, Place, Date of Signing

John Hughes                  Northfield, NJ        February 14, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type:

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:           48
                                                  -----------------------

Form 13F Information Table Value Total:           145824 (x thousand)
                                                  -----------------------


List of Other Included Managers:


D


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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE



    COLUMN 1                   COLUMN 2      COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                               TITLE OF                     VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                  CLASS         CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
3m Co                           COM          88579Y101     1812   21000SH                   Sole               21000
Abercrombie & Fitch Co          CL A         002896207     3919   68001SH                   Sole               68001
Agnico Eagle Mines LTD          COM          008474108     1534   20000SH                   Sole               20000
Ambassadors Group Inc           COM          023177108      334   29062SH                   Sole               29062
Apollo Group Inc                CL A         037604105      288    7301SH                   Sole                7301
Autodesk Inc                    COM          052769106     4611  120694SH                   Sole              120694
Baldwin Technology Inc          CL A         058264102       25   19000SH                   Sole               19000
Bed Bath & Beyond Inc           COM          075896100      688   14000SH                   Sole               14000
Berkshire Hathaway Inc Del      CL B         084670207     3150   39324SH                   Sole               39324
Block H & R INC                 COM          093671105      238   20001SH                   Sole               20001
Broadridge Financial Soluti     COM          11133T103      329   15001SH                   Sole               15001
Companhia Brasileira De Dis     SPNADRPFDCLA 20440T201      420   10000SH                   Sole               10000
Companhia de Bebidas das Am     SPN ADR PFD  20441W203     2905   93625SH                   Sole               93625
Contango Oil & Gas Company      COM NEW      21075N204      869   15001SH                   Sole               15001
Copart Inc                      COM          217204106    13666  365882SH                   Sole              365882
Direxion Shs ETF TR             DLY SMCAP    25459W326     2093  134063SH                   Sole              134063
Donaldson Company Inc           COM          257651109     2079  111567SH                   Sole              111567
Google Inc                      CL A         38259P508     3423    5763SH                   Sole                5763
Greenlight Capital RE Ltd       CL A         G4095J109      239    8906SH                   Sole                8906
Heartland Pmt Sys Inc           COM          42235N108     4507  292282SH                   Sole              292282
Interdigital Inc                COM          45867G101      208    5001SH                   Sole                5001
Intrepid Potash Inc             COM          46121Y102     2899   77741SH                   Sole               77741
iShares TR                      IBOXX        464287242    12023  110873SH                   Sole              110873
Itau Unibanco Holding SA        SPONADR PFD  465562106     1441   60000SH                   Sole               60000
Johnson & Johnson               COM          478160104     4848   78388SH                   Sole               78388
Lifepoint Hospitals Inc         COM          53219L109      496   13501SH                   Sole               13501
LKQ Corp                        COM          501889208     8808  387668SH                   Sole              387668
Market Vectors ETF TR           BRZL SMCP    57060U613      779   13500SH                   Sole               13500
Medicis Pharmaceutical CP       CL A NEW     584690309      268   10001SH                   Sole               10001
Micros Sys Inc                  COM          594901100      680   15501SH                   Sole               15,501
Microsoft Corp                  COM          594918104    10229  366483SH                   Sole              366,483
Mosaic Company                  COM          61945A907      382    5000SH                   Sole                5000
Nordson Corp                    COM          655663102      597    6501SH                   Sole                6501
Oceaneering Intl Inc            COM          675232102      405    5501SH                   Sole                5501
Oracle Corp                     COM          68389X105     5727  182963SH                   Sole              182963
Potash Corp Sask Inc            COM          73755L107      619    4000SH                   Sole                4000
Progressive Corp                COM          743315103    12572  632707SH                   Sole              632707
Proshares TR  US2000            PSHS ULSHR   74347R834      990   81135SH                   Sole               81135
Qad Inc                         COM          74727D108      219   24026SH                   Sole               24026
Redwood TR Inc                  COM          758075402      549   36802SH                   Sole               36802
S E I Investments Co            COM          784117103     5295  222582SH                   Sole              222582
Sensata Technologies Hldg       BSHS         N7902X106      301   10000SH                   Sole               10000
Sun Hydraulics Inc              COM          866942105      416   11001SH                   Sole               11001
Tupperware Brands Corp          COM          899896104     8865  185963SH                   Sole              185963
Tyco International Ltd          SHS          H89128104     6181  149153SH                   Sole              149153
Wal Mart Stores Inc             COM          931142103     1888   35000SH                   Sole               35000
World Fuel Svcs Corp            COM          981475106     1010   27922SH                   Sole               27922
Yamana Gold Inc                 COM          98462Y100    10000  781233SH                   Sole              781233

Total $145824 (x 1000)

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